S

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.3%
	EQUITY - 20.9%
4,332	Pacer US Cash Cows 100 ETF	$ 214,131
8,759	Schwab U.S. Large-Cap Growth ETF	636,954
14,422	Schwab U.S. Large-Cap Value ETF	929,643
4,994	Schwab US Small-Cap ETF	206,851
1,113	Vanguard Mid-Cap Growth ETF	216,779
		2,204,358
	FIXED INCOME - 70.4%
31,055	Invesco Total Return Bond ETF	1,385,985
12,585	iShares 20+ Year Treasury Bond ETF	1,116,164
15,770	PIMCO Active Bond ETF	1,386,183
41,339	SPDR Doubleline Total Return Tactical ETF	1,597,752
26,583	Vanguard Intermediate-Term Bond ETF	1,922,216
		7,408,300

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,449,242)	9,612,658

	OPEN END FUND — 7.2%
	ALTERNATIVE - 7.2%
28,447	JPMorgan Hedged Equity Fund, Class I	762,940
	TOTAL OPEN END FUND (Cost $670,202)	762,940

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
159,009	First American Government Obligations Fund Class X, 5.26% (Cost $159,009)(a)	159,009

	TOTAL INVESTMENTS - 100.0% (Cost $11,278,453)	$ 10,534,607
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(2,383)
	NET ASSETS - 100.0%	$ 10,532,224

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of September 30,2023.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.0%
	EQUITY - 37.0%
47,196	Pacer US Cash Cows 100 ETF	$ 2,332,898
95,801	Schwab U.S. Large-Cap Growth ETF	6,966,649
134,158	Schwab U.S. Large-Cap Value ETF	8,647,825
28,058	Schwab US Small-Cap ETF	1,162,162
11,994	Vanguard Mid-Cap Growth ETF	2,336,071
		21,445,605
	FIXED INCOME - 53.0%
143,499	Invesco Total Return Bond ETF	6,404,360
63,959	iShares 20+ Year Treasury Bond ETF	5,672,524
72,824	PIMCO Active Bond ETF	6,401,230
150,558	SPDR Doubleline Total Return Tactical ETF	5,819,067
88,637	Vanguard Intermediate-Term Bond ETF	6,409,341
		30,706,522

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,024,918)	52,152,127

	OPEN END FUND — 9.0%
	ALTERNATIVE - 9.0%
193,791	JPMorgan Hedged Equity Fund, Class I	5,197,480
	TOTAL OPEN END FUND (Cost $4,462,547)	5,197,480

	TOTAL INVESTMENTS - 99.0% (Cost $56,487,465)	$ 57,349,607
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	550,133
	NET ASSETS - 100.0%	$ 57,899,740

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.7%
	EQUITY - 53.0%
155,041	Pacer US Cash Cows 100 ETF	$ 7,663,677
376,176	Schwab U.S. Large-Cap Growth ETF	27,355,518
488,424	Schwab U.S. Large-Cap Value ETF	31,483,810
147,218	Schwab US Small-Cap ETF	6,097,770
39,763	Vanguard Mid-Cap Growth ETF	7,744,640
		80,345,415
	FIXED INCOME - 35.7%
239,380	Invesco Total Return Bond ETF	10,683,529
163,780	iShares 20+ Year Treasury Bond ETF	14,525,647
104,192	PIMCO Active Bond ETF	9,158,477
236,710	SPDR Doubleline Total Return Tactical ETF	9,148,842
147,989	Vanguard Intermediate-Term Bond ETF	10,701,085
		54,217,580

	TOTAL EXCHANGE-TRADED FUNDS (Cost $124,695,801)	134,562,995

	OPEN END FUND — 10.1%
	ALTERNATIVE - 10.1%
574,188	JPMorgan Hedged Equity Fund, Class I	15,399,734
	TOTAL OPEN END FUND (Cost $13,516,424)	15,399,734

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
1,944,646	First American Government Obligations Fund Class X, 5.26% (Cost $1,944,646)(a)	1,944,646

	TOTAL INVESTMENTS - 100.1% (Cost $140,156,871)	$ 151,907,375
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(90,371)
	NET ASSETS - 100.0%	$ 151,817,004

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of September 30,2023.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.9%
	EQUITY - 74.0%
185,125	Pacer US Cash Cows 100 ETF	$ 9,150,729
314,115	Schwab U.S. Large-Cap Growth ETF	22,842,443
401,140	Schwab U.S. Large-Cap Value ETF	25,857,485
167,760	Schwab US Small-Cap ETF	6,948,619
47,039	Vanguard Mid-Cap Growth ETF	9,161,786
		73,961,062
	FIXED INCOME - 14.9%
113,424	Invesco Total Return Bond ETF	5,062,113
65,186	iShares 20+ Year Treasury Bond ETF	5,781,346
56,096	Vanguard Intermediate-Term Bond ETF	4,056,302
		14,899,761

	TOTAL EXCHANGE-TRADED FUNDS (Cost $76,943,739)	88,860,823

	OPEN END FUND — 10.0%
	ALTERNATIVE - 10.0%
374,125	JPMorgan Hedged Equity Fund, Class I	10,034,029
	TOTAL OPEN END FUND (Cost $8,871,758)	10,034,029

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND- 1.1%
1,116,758	First American Government Obligations Fund Class X, 5.26% (Cost $1,116,758)(a)	1,116,758

	TOTAL INVESTMENTS - 100.0% (Cost $86,932,255)	$ 100,011,610
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(46,766)
	NET ASSETS - 100.0%	$ 99,964,844

ETF	- Exchange-Traded Fund

(a) Rate disclosed is the seven day effective yield as of September 30,2023.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.3%
	EQUITY - 82.5%
99,263	Pacer US Cash Cows 100 ETF	$ 4,906,570
145,965	Schwab U.S. Large-Cap Growth ETF	10,614,575
182,751	Schwab U.S. Large-Cap Value ETF	11,780,130
104,022	Schwab US Small-Cap ETF	4,308,591
24,805	Vanguard Mid-Cap Growth ETF	4,831,270
		36,441,136
	FIXED INCOME - 6.8%
19,326	Invesco Total Return Bond ETF	862,519
14,298	iShares 20+ Year Treasury Bond ETF	1,268,090
12,233	Vanguard Intermediate-Term Bond ETF	884,568
		3,015,177

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,051,156)	39,456,313

	OPEN END FUND — 8.0%
	ALTERNATIVE - 8.0%
131,849	JPMorgan Hedged Equity Fund, Class I	3,536,190
	TOTAL OPEN END FUND (Cost $3,114,405)	3,536,190

	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
1,213,539	First American Government Obligations Fund Class X, 5.26% (Cost $1,213,539)(a)	1,213,539

	TOTAL INVESTMENTS - 100.0% (Cost $38,379,100)	$ 44,206,042
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(16,557)
	NET ASSETS - 100.0%	$ 44,189,485

ETF	- Exchange-Traded Fund

(a) Rate disclosed is the seven day effective yield as of September 30,2023.